Investments in Securities (Tables)	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities at Cost and Fair Value
The cost and fair value of marketable securities are as follows:

	December 31, 2023
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230

	December 31, 2022
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. treasury bills	$59,764	$319	$—	$60,083
Municipal bonds	9,205	40	(838)	8,407
Corporate/government bonds	477	—	—	477
Other bonds	478	3	—	481
	$69,924	$362	$(838)	$69,448
The cost and fair value of marketable securities are as follows:

	September 30, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$50,973	$182	$—	$51,155
Municipal bonds	9,378	119	(281)	9,216
Corporate/government bonds	477	43	—	520
Other bonds	478	46	—	524
	$61,306	$390	$(281)	$61,415

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury bills	$60,801	$131	$—	$60,932
Municipal bonds	9,543	148	(404)	9,287
Corporate/government bonds	477	29	—	506
Other bonds	478	27	—	505
	$71,299	$335	$(404)	$71,230